OTHER FINANCIAL DATA - NONCONTROLLING INTERESTS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Mar. 31, 2013
Ownership Interests Held By Others [Line Items]
Amount of ownership interests held by others	$ 754		$ 822
Increase to Shareholders Equity for Sale of Subsidiary shares					135
Ownership Interests Held By Others, Southern Gas Transmission [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	49.00%		49.00%
Amount of ownership interests held by others	1		1
Ownership Interests Held By Others, Bay Gas Storage Company [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	9.10%		9.10%
Amount of ownership interests held by others	23		22
Ownership Interests Held By Others, Liberty Gas Storage [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	25.00%		25.00%
Amount of ownership interests held by others	14		14
Ownership Interests Held By Others IEnova Member [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	18.90%		18.90%
Amount of ownership interests held by others	452		442
Proceeds from sale of noncontrolling interests, net of $25 million in offering costs					574
Ownership Interests Held By Others, Tecsur [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	9.80%		9.80%
Amount of ownership interests held by others	4		3
Ownership Interests Held By Others, Luz Del Sur [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	16.40%		20.20%
Amount of ownership interests held by others	177		222
Ownership Interests Held By Others, Chilquinta Energia [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held By others, minimum	23.60%	[1]	24.40%	[1]
Percent of ownership held by others, maximum	43.40%	[1]	43.40%	[1]
Amount of ownership interests held by others	23	[1]	27	[1]
Ownership Interests Held By Others, Otay Mesa VIE [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	100.00%		100.00%
Amount of ownership interests held by others	$ 60		$ 91

[1]	Chilquinta Energía has four subsidiaries with noncontrolling interests held by others. Percentage range reflects the highest and lowest ownership percentages among these subsidiaries.